Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Expenditures in Statements of Loss and Comprehensive Loss (Details) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Quebec [Member] | Assay and sampling [Member]
Quebec
Exploration and evaluation expenditures	$ 13,309	$ 57,169	$ 98,566
Quebec [Member] | Assay and sampling [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	13,309	57,169	98,566
Quebec [Member] | Assay and sampling [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Kipawa West [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Lac Coulombre [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Assay and sampling [Member] | Lac Marion [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member]
Quebec
Exploration and evaluation expenditures	495,490	338,643	907,763
Quebec [Member] | Drilling and mobilization [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	495,490	338,643	907,763
Quebec [Member] | Drilling and mobilization [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Kipawa West [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Lac Coulombre [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Drilling and mobilization [Member] | Lac Marion [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member]
Quebec
Exploration and evaluation expenditures	75,845	327,431	411,970
Quebec [Member] | Field expenditures [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	75,845	231,666	366,970
Quebec [Member] | Field expenditures [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures		95,765
Quebec [Member] | Field expenditures [Member] | Kipawa West [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Lac Coulombre [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Field expenditures [Member] | Lac Marion [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological Consulting [Member]
Quebec
Exploration and evaluation expenditures	322,450	314,685	635,550
Quebec [Member] | Geological Consulting [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	88,450	142,236	228,700
Quebec [Member] | Geological Consulting [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures		30,000	181,000
Quebec [Member] | Geological Consulting [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures		25,000	88,200
Quebec [Member] | Geological Consulting [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures		25,000	72,600
Quebec [Member] | Geological Consulting [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures		92,449
Quebec [Member] | Geological Consulting [Member] | Kipawa West [Member]
Quebec
Exploration and evaluation expenditures	79,000
Quebec [Member] | Geological Consulting [Member] | Lac Coulombre [Member]
Quebec
Exploration and evaluation expenditures	80,000
Quebec [Member] | Geological Consulting [Member] | Lac Marion [Member]
Quebec
Exploration and evaluation expenditures	75,000
Quebec [Member] | Geological and Technical Services [Member]
Quebec
Exploration and evaluation expenditures	54,241	243,300	516,469
Quebec [Member] | Geological and Technical Services [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	54,241	178,650	506,769
Quebec [Member] | Geological and Technical Services [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures		64,650	9,700
Quebec [Member] | Geological and Technical Services [Member] | Kipawa West [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Lac Coulombre [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Geological and Technical Services [Member] | Lac Marion [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member]
Quebec
Exploration and evaluation expenditures		6,973	13,087
Quebec [Member] | Land claims and property taxes [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures		6,973	13,087
Quebec [Member] | Land claims and property taxes [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Kipawa West [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Lac Coulombre [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Land claims and property taxes [Member] | Lac Marion [Member]
Quebec
Exploration and evaluation expenditures
Quebec [Member] | Total [Member]
Quebec
Exploration and evaluation expenditures	961,335	1,288,201	2,583,405
Quebec [Member] | Total [Member] | Augustus Lithium [Member]
Quebec
Exploration and evaluation expenditures	727,335	955,337	2,121,855
Quebec [Member] | Total [Member] | Pontax West Lithium [Member]
Quebec
Exploration and evaluation expenditures		30,000	181,000
Quebec [Member] | Total [Member] | Rose East Lithium [Member]
Quebec
Exploration and evaluation expenditures		25,000	88,200
Quebec [Member] | Total [Member] | Rose West Lithium [Member]
Quebec
Exploration and evaluation expenditures		25,000	72,600
Quebec [Member] | Total [Member] | General Exploration [Member]
Quebec
Exploration and evaluation expenditures		$ 252,864	9,700
Quebec [Member] | Total [Member] | Kipawa West [Member]
Quebec
Exploration and evaluation expenditures	79,000
Quebec [Member] | Total [Member] | Lac Coulombre [Member]
Quebec
Exploration and evaluation expenditures	80,000
Quebec [Member] | Total [Member] | Lac Marion [Member]
Quebec
Exploration and evaluation expenditures	$ 75,000
Ontario [Member] | Assay and sampling [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Drilling and mobilization [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Field expenditures [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures			45,000
Ontario [Member] | Geological Consulting [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures			65,050
Ontario [Member] | Geological and Technical Services [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Land claims and property taxes [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures
Ontario [Member] | Total [Member] | Trix Lithium [Member]
Quebec
Exploration and evaluation expenditures			$ 110,050